Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 56,870	€ 51,381
Non-trading derivatives	3,893	1,536
Designated at fair value through profit or loss	6,159	6,355
Mandatorily measured at fair value through profit or loss	46,844	42,684
Financial assets at fair value through profit or loss	€ 113,766	€ 101,956